INCOME TAXES (Narrative) (Details) $ in Thousands, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2016 MXN ($)	Jun. 30, 2016 USD ($)	Oct. 12, 2010 MXN ($)
Minera Santa Cruz y Garibaldi SA de CV [Member]
Disclosure Of Income Tax [Line Items]
Tax Assessments						$ 122.9	$ 6,000	$ 238.0
Tax Assessments, taxes owed						41.8	2,000
Tax Assessments , inflationary charges						17.7	900
Tax Assessments , interest						40.4	2,000
Tax Assessments , penalties						23.0	$ 1,100
Tax Assessments interest and penalties						$ 122.9
Tax Assessment forgiveness percentage of penalties						100.00%	100.00%
Tax Assessment forgiveness percentage of interest						50.00%	50.00%
Tax Assessments , increase in interest charges		$ 12.8	$ 600
Tax Assessments , increase in inflationary charges		19.1	900
Net assets			595
Allowance for transferring the shares and assets			595
Cubo [Member]
Disclosure Of Income Tax [Line Items]
Tax Assessments				$ 58.5	$ 2,900
Tax Assessments, taxes owed				24.1	1,200
Tax Assessments , inflationary charges				3.0	100
Tax Assessments , interest				10.4	500
Tax Assessments , penalties				$ 21.0	$ 1,100
Tax Assessments , increase in interest charges	$ 3,500	9.9	500
Tax Assessments , increase in inflationary charges		1.6	100
Re-payment of value added taxes		$ 14.7	$ 600